Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation
1. Business and Basis of Presentation
Description of the Business
Local Bounti was founded in August 2018 and is headquartered in Hamilton, Montana. Local Bounti is a producer of sustainably grown living lettuce, herbs and loose leaf lettuce. The Company’s vision is to deliver the freshest, locally grown produce over the fewest food miles possible. The Company grows its products in its patented controlled environmental agriculture (“CEA”) facility. Through its CEA process, it is the Company’s goal to produce its products in an environmentally sustainable manner that will increase harvest efficiency, limit water usage and reduce the carbon footprint of the production and distribution process. The environmental greenhouse conditions help to ensure nutritional value and taste, and the products are non-GMO
and pesticide and herbicide free. The Company’s products use 90% less water and 90% less land than conventional agriculture to produce. The Company’s first CEA facility in Hamilton, Montana (the “Montana Facility”) commenced construction in 2019 and reached full commercial operation by the second half of 2020.
Business Combination
On June 17, 2021, the Company entered into a business combination agreement with Leo Holdings III Corporation (“Leo”), a publicly traded special purpose acquisition company (“SPAC”). As a result of this merger, which is structured as a reverse acquisition, Local Bounti will operate as a public company. At the close of the transaction on November 19, 2021, approximately $100,000 thousand was transferred to Local Bounti to fund operations.
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) pursuant to the rules and regulations of the Security and Exchange Commission (“SEC”) for interim reporting and are presented in U.S. Dollars. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted. As such, the information should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2020 included in the final prospectus and definitive proxy statement, dated October 20, 2021 and filed with the Securities and Exchange Commission on October 20, 2021 incorporated herein by reference.
Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements herein.

1. Business and Basis of Presentation
Description of the Business
Local Bounti was founded in August 2018 and is headquartered in Hamilton, Montana. Local Bounti is a producer of sustainably grown living lettuce, herbs and loose leaf lettuce. The Company’s vision is to deliver the freshest, locally grown produce over the fewest food miles possible. The Company grows its products in its patented controlled environmental agriculture (“CEA”) facility. Through its CEA process, it is the Company’s goal to produce its products in an environmentally sustainable manner that will increase harvest efficiency, limit water usage and reduce the carbon footprint of the production and distribution process. The environmental greenhouse conditions help to ensure nutritional value and taste, and the products are non-GMO
and pesticide and herbicide free. The Company’s products use 90% less water and 90% less land than conventional agriculture to produce. The Company’s first CEA facility in Hamilton, Montana commenced construction in 2019 and reached full commercial operation by the second half of 2020.
Going Concern and Liquidity
The accompanying consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and the ability of the Company to obtain the necessary financing to support its operations. For the year ended December 31, 2020, the Company, incurred a net loss of $8,409 thousand and had negative operating cash flows of $3,838 thousand. The Company believes that its current cash is insufficient to cover the expenses it expects to incur during the twelve months after the issuance of the accompanying financial statements. These factors initially gave rise to substantial doubt about the Company’s ability to continue as a going concern.
On June 17, 2021, the Company entered into a business combination agreement with Leo Holdings III Corporation (“Leo III”), a publicly traded special purpose acquisition company, and certain other affiliated entities through a series of transactions (the “Business Combination”). As a result of this merger, Local Bounti would become part of a public company with up to $400,000 thousand in capital to fund the operations after the acquisition. The merger is expected to be completed in the fourth quarter of 2021. While this merger would eliminate any near-term access to capital concerns, the Company cannot be certain that the merger will close or that it will be able to obtain such funds required for operations at terms acceptable to it, or at all.
In the event the Company does not complete the Business Combination, or it is significantly delayed, the Company will need to seek additional funding through private equity financings and/or debt financings to maintain its operations as a going concern. While the Company has historically been successful in obtaining these types of financing from both existing and new investors, there can be no assurance that such additional financing, if necessary, will be available or, if available, that such financing can be obtained on satisfactory terms. See Note 15—Subsequent Events for further information on the Company’s planned Business Combination.
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and are presented in U.S. Dollars. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.